Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer, or PEO, and Non-PEO named executive officers, or Non-PEO NEOs, (calculated in accordance with Item 402(v) of Regulation S-K) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For additional information on our compensation programs and philosophy and how we design our compensation programs to align pay with performance, see the section titled “Executive Officer Compensation — Compensation Discussion and Analysis”.
Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(1)(2)(3) ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($) (e)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions) (h)	Net Cash Provided by Financing Activities ($ Millions)(5) (i)
					TSR ($) (f)	Peer Group TSR ($) (g)
2022	15,295,291	(13,319,859)	4,818,637	(2,783,633)	67.58	113.65	(277)	340.7
2021	17,542,057	10,355,134	8,158,164	5,743,142	161.03	126.45	(174)	1.2
2020	7,735,173	50,455,824	2,459,159	9,155,700	188.41	126.42	(46)	270.5

(1)
Saqib Islam, J.D. was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Francis I. Perier, Jr., M.B.A.	Francis I. Perier, Jr., M.B.A.	Francis I. Perier, Jr., M.B.A.
Badreddin Edris, Ph.D.	Bhavesh Ashar	Bhavesh Ashar
L. Mary Smith, Ph.D.	Michael Burgess, M.B.Ch.B., Ph.D.	Michael Burgess, M.B.Ch.B., Ph.D.
Herschel S. Weinstein, J.D.	Badreddin Edris, Ph.D.	Badreddin Edris, Ph.D.
Daniel Pichl		L. Mary Smith, Ph.D.
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Saqib Islam, J.D. ($)	Exclusion of Stock Awards and Option Awards for Saqib Islam, J.D. ($)	Inclusion of Equity Values for Saqib Islam, J.D. ($)	Compensation Actually Paid to Saqib Islam, J.D. ($)
2022	15,295,291	(14,033,647)	(14,581,503)	(13,319,859)
2021	17,542,057	(16,414,110)	9,227,187	10,355,134
2020	7,735,173	(6,788,860)	49,509,511	50,455,824
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	4,818,637	(3,898,476)	(3,703,794)	(2,783,633)
2021	8,158,164	(7,416,635)	5,001,613	5,743,142
2020	2,459,159	(1,914,820)	8,611,361	9,155,700
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Saqib Islam, J.D. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Saqib Islam, J.D. ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Saqib Islam, J.D. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Saqib Islam, J.D. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Saqib Islam, J.D. ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Saqib Islam, J.D. ($)	Total – Inclusion of Equity Values for Saqib Islam, J.D. ($)
2022	5,323,376	(10,587,364)	1,282,105	(10,599,620)	—	—	(14,581,503)
2021	11,298,429	(6,873,111)	3,343,704	1,458,165	—	—	9,227,187
2020	15,234,410	29,620,975	2,015,161	2,638,965	—	—	49,509,511
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,463,004	(2,146,154)	393,227	(1,967,685)	(1,446,186)	—	(3,703,794)
2021	5,465,626	(1,024,685)	512,687	47,985	—	—	5,001,613
2020	4,408,874	3,540,317	310,020	352,150	—	—	8,611,361
(4)
The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Net Cash Provided By Financing Activities to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. As described in the Compensation Discussion and Analysis, one of the goals associated with our 2022 performance-based cash incentive was to raise sufficient capital to support commercial launch and corporate buildout through at least 2024 year-end, and such metric was determined by reference to Net Cash Provided By Financing Activities. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Net Cash Provided by Financing Activities
Named Executive Officers, Footnote [Text Block]
(1)
Saqib Islam, J.D. was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Francis I. Perier, Jr., M.B.A.	Francis I. Perier, Jr., M.B.A.	Francis I. Perier, Jr., M.B.A.
Badreddin Edris, Ph.D.	Bhavesh Ashar	Bhavesh Ashar
L. Mary Smith, Ph.D.	Michael Burgess, M.B.Ch.B., Ph.D.	Michael Burgess, M.B.Ch.B., Ph.D.
Herschel S. Weinstein, J.D.	Badreddin Edris, Ph.D.	Badreddin Edris, Ph.D.
Daniel Pichl		L. Mary Smith, Ph.D.

Peer Group Issuers, Footnote [Text Block]
(4)
The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 15,295,291	$ 17,542,057	$ 7,735,173
PEO Actually Paid Compensation Amount	$ (13,319,859)	10,355,134	50,455,824
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Saqib Islam, J.D. ($)	Exclusion of Stock Awards and Option Awards for Saqib Islam, J.D. ($)	Inclusion of Equity Values for Saqib Islam, J.D. ($)	Compensation Actually Paid to Saqib Islam, J.D. ($)
2022	15,295,291	(14,033,647)	(14,581,503)	(13,319,859)
2021	17,542,057	(16,414,110)	9,227,187	10,355,134
2020	7,735,173	(6,788,860)	49,509,511	50,455,824
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Saqib Islam, J.D. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Saqib Islam, J.D. ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Saqib Islam, J.D. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Saqib Islam, J.D. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Saqib Islam, J.D. ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Saqib Islam, J.D. ($)	Total – Inclusion of Equity Values for Saqib Islam, J.D. ($)
2022	5,323,376	(10,587,364)	1,282,105	(10,599,620)	—	—	(14,581,503)
2021	11,298,429	(6,873,111)	3,343,704	1,458,165	—	—	9,227,187
2020	15,234,410	29,620,975	2,015,161	2,638,965	—	—	49,509,511

Non-PEO NEO Average Total Compensation Amount	$ 4,818,637	8,158,164	2,459,159
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,783,633)	5,743,142	9,155,700
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	4,818,637	(3,898,476)	(3,703,794)	(2,783,633)
2021	8,158,164	(7,416,635)	5,001,613	5,743,142
2020	2,459,159	(1,914,820)	8,611,361	9,155,700
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,463,004	(2,146,154)	393,227	(1,967,685)	(1,446,186)	—	(3,703,794)
2021	5,465,626	(1,024,685)	512,687	47,985	—	—	5,001,613
2020	4,408,874	3,540,317	310,020	352,150	—	—	8,611,361

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return, or TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Cash Provided by Financing Activities
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and Net Cash Provided By Financing Activities during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the Nasdaq Biotechnology Index over the same period.

Total Shareholder Return Amount	$ 67.58	161.03	188.41
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ (277,000,000)	$ (174,000,000)	$ (46,000,000)
Company Selected Measure Amount	340.7	1.2	270.5
PEO Name	Saqib Islam, J.D
Additional 402(v) Disclosure [Text Block]
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Cash Provided by Financing Activities
Non-GAAP Measure Description [Text Block]
(5)
We determined Net Cash Provided By Financing Activities to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. As described in the Compensation Discussion and Analysis, one of the goals associated with our 2022 performance-based cash incentive was to raise sufficient capital to support commercial launch and corporate buildout through at least 2024 year-end, and such metric was determined by reference to Net Cash Provided By Financing Activities. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Saqib Islam, J.D [Member] | Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (14,033,647)	$ (16,414,110)	$ (6,788,860)
Saqib Islam, J.D [Member] | Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,581,503)	9,227,187	49,509,511
Saqib Islam, J.D [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,323,376	11,298,429	15,234,410
Saqib Islam, J.D [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,587,364)	(6,873,111)	29,620,975
Saqib Islam, J.D [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,282,105	3,343,704	2,015,161
Saqib Islam, J.D [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,599,620)	1,458,165	2,638,965
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,898,476)	(7,416,635)	(1,914,820)
Non-PEO NEO [Member] | Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,703,794)	5,001,613	8,611,361
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,463,004	5,465,626	4,408,874
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,146,154)	(1,024,685)	3,540,317
Non-PEO NEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	393,227	512,687	310,020
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,967,685)	$ 47,985	$ 352,150
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,446,186)